Equity (Tables)	6 Months Ended
Jan. 23, 2016
Equity [Abstract]
Summary of Changes in Equity

	Six Months Ended
Summary of Changes in Equity:	January 23, 2016	January 24, 2015
	(millions)
Balance at beginning of period	$1,518.1	$1,737.7
Common stock issued in connection with the ANN Acquisition (Note 4)	344.9	—
Net (loss) income	(40.7)	62.2
Other comprehensive loss	(2.8)	(8.3)
Common stock issued and equity grants made pursuant to stock-based compensation plans	22.4	13.9
Purchases and retirements of common stock	(18.6)	—
Balance at end of period	$1,823.3	$1,805.5

Schedule of Weighted Average Number of Shares
The weighted-average number of common shares outstanding used to calculate basic net (loss) income per common share is reconciled to those shares used in calculating diluted net (loss) income per common share as follows:

	Three Months Ended		Six Months Ended
	January 23, 2016	January 24, 2015	January 23, 2016	January 24, 2015
	(millions)
Basic	195.8	162.6	190.3	162.3
Dilutive effect of stock options and restricted stock units	—	1.8	—	2.4
Diluted shares	195.8	164.4	190.3	164.7